Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Details of Company's Subsidiaries

Details of the Company’s subsidiaries are as follows:

Entities	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Subsidiaries:
Eddia International Group Limited (“Eddia International”)	July 26, 2006	British Virgin Islands (“BVI”)	100.00%	Investment holding
Shanghai Zhengtu Information Technology Co., Ltd. (“Zhengtu Information”)	September 6, 2006	PRC	100.00%	Online game development and maintenance
Giant Interactive (HK) Limited (“Giant HK”)	December 22, 2008	Hong Kong	100.00%	Investment holding
Zhuhai Zhengtu Information Technology Co., Ltd. (“Zhuhai Zhengtu”)	February 19, 2009	PRC	100.00%	Online game research and development
Hangzhou Snow Wolf Software Co., Ltd. (“Snow Wolf Software”)	Acquired on May 18, 2009	PRC	51.07%	Online game research and development
Shanghai Zhengduo Information Technology Co., Ltd. (“Zhengduo Information”)	July 8, 2009	PRC	100.00%	Online game development and maintenance
Shanghai Jujia Network Technology Co., Ltd. (“Jujia Network”)	October 20, 2009	PRC	51.00%	Online game research and development
Shanghai Juhuo Network Technology Co., Ltd. (“Juhuo Network”)	November 4, 2009	PRC	51.00%	Online game development and maintenance
Shanghai Juhe Network Technology Co., Ltd. (“Juhe Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Shanghai Juyan Network Technology Co., Ltd. (“Juyan Network”)	January 4, 2010	PRC	100.00%	Online game research and development
Chengdu Jufan Network Technology Co., Ltd. (“Jufan Network”)	March 29, 2010	PRC	51.00%	Online game research and development
Shanghai Zhengju Information Technology Co., Ltd. (“Zhengju Information”)	April 28, 2010	PRC	100.00%	Online game research and development
Shanghai Juquan Network Technology Co., Ltd. (“Juquan Network”)	May 19, 2010	PRC	51.00%	Online game research and development

Subsidiary	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Variable Interest Entity (the “VIE”)
Shanghai Giant Network Technology Co., Ltd. (“Giant Network”)	November 14, 2004	PRC	—	Internet content provider

Held directly by Giant Network:
Wuxi Giant Network Technology Co., Ltd. (“Wuxi Network”)	December 28, 2009	PRC	—	Online game research and development
Wuxi Tiema Network Technology Co., Ltd. (“Tiema Network”)	June 3, 2010	PRC	—	Online game research and development
Shanghai Juxin Network Technology Co., Ltd. (“Juxin Network”)	October 9, 2010	PRC	—	Online game research and development
Beijing Giant Glorious Mission Network Technology Co., Ltd. (“Beijing Giant”)	October 13, 2010	PRC	—	Online game research and development
Beijing Julun Network Information Technology Co., Ltd. (“Julun Network”)	Acquired on November 19, 2010	PRC	—	Online game research and development
Shanghai Haoji Network Technology Co., Ltd. (“Haoji Network”)	Acquired on November 24, 2010	PRC	—	Online game research and development
Wuxi Tiequan Network Technology Co., Ltd. (“Tiequan Network”)	May 23, 2011	PRC	—	Online game research and development